Segments - Schedule of Consolidated Condensed Financial Statements of Operating Segment (Parentheticals) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating Segments [Member]
Schedule of Consolidated Condensed Financial Statements of Operating Segment [Line Items]
Interest expense including related parties amounts	$ 704	$ 624